Schedule of Investments (unaudited)
August 31, 2024
 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 104.0%
Communication Services — 12.5%
Diversified Telecommunication Services — 3.5%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	750,000	$603,322 (a)(b)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	1,390,000	1,072,336 (a)(b)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	470,000	186,464 (a)
Altice France Holding SA, Senior Secured Notes	6.000%	2/15/28	1,150,000	377,489 (a)
Altice France SA, Senior Secured Notes	5.500%	1/15/28	210,000	149,701 (a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	750,000	521,262 (a)(b)
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	60,000	75,332
Optics Bidco SpA, Senior Secured Notes	7.200%	7/18/36	846,000	892,782 (a)
Telecom Argentina SA, Senior Notes	9.500%	7/18/31	460,000	464,370 (a)
Telecom Italia Capital SA, Senior Notes	7.200%	7/18/36	284,000	291,907
Turk Telekomunikasyon AS, Senior Notes	7.375%	5/20/29	1,090,000	1,110,609 (a)
Total Diversified Telecommunication Services				5,745,574
Entertainment — 0.5%
Banijay Entertainment SAS, Senior Secured Notes	8.125%	5/1/29	870,000	905,606 (a)(b)
Interactive Media & Services — 0.3%
Match Group Holdings II LLC, Senior Notes	3.625%	10/1/31	500,000	444,308 (a)(b)
Media — 4.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.700%	4/1/51	500,000	317,656
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	2,830,000	1,720,189 (b)
Clear Channel Outdoor Holdings Inc., Senior Notes	7.750%	4/15/28	720,000	628,243 (a)(b)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	750,000	726,955 (a)(b)
DISH DBS Corp., Senior Notes	7.375%	7/1/28	460,000	237,196
DISH DBS Corp., Senior Notes	5.125%	6/1/29	2,320,000	1,058,764
iHeartCommunications Inc., Senior Secured Notes	6.375%	5/1/26	480,000	403,610
United Group BV, Senior Secured Notes	5.250%	2/1/30	540,000 EUR	594,481 (c)
Univision Communications Inc., Senior Secured Notes	6.625%	6/1/27	350,000	346,744 (a)
Virgin Media Finance PLC, Senior Notes	5.000%	7/15/30	1,260,000	1,093,349 (a)(b)
Virgin Media Vendor Financing Notes III DAC, Senior Secured Notes	4.875%	7/15/28	500,000 GBP	607,549 (a)
Total Media				7,734,736
Wireless Telecommunication Services — 3.5%
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	930,000	821,778 (a)(b)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	2,210,000	1,471,966 (a)(b)
Millicom International Cellular SA, Senior Notes	6.625%	10/15/26	360,000	358,667 (a)
Millicom International Cellular SA, Senior Notes	4.500%	4/27/31	750,000	669,030 (a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	560,000	606,978
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	1,160,000	1,432,334 (b)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.500%	7/15/31	450,000 GBP	510,824 (a)
Total Wireless Telecommunication Services				5,871,577

Total Communication Services				20,701,801
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Discretionary — 22.1%
Automobile Components — 2.8%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	530,000	$523,979 (a)(b)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	1,450,000	1,458,561 (b)
Garrett Motion Holdings Inc./Garrett LX I Sarl, Senior Notes	7.750%	5/31/32	360,000	372,869 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	1,230,000	1,299,014 (a)(b)
ZF North America Capital Inc., Senior Notes	6.875%	4/14/28	500,000	516,995 (a)
ZF North America Capital Inc., Senior Notes	7.125%	4/14/30	510,000	534,941 (a)
Total Automobile Components				4,706,359
Automobiles — 2.2%
Ford Motor Co., Senior Notes	3.250%	2/12/32	1,490,000	1,269,681 (b)
Ford Motor Credit Co. LLC, Senior Notes	7.350%	3/6/30	500,000	541,624 (b)
General Motors Co., Senior Notes	6.125%	10/1/25	350,000	353,810 (b)
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	1,500,000	1,417,217 (a)(b)
Total Automobiles				3,582,332
Broadline Retail — 2.4%
Amazon.com Inc., Senior Notes	2.100%	5/12/31	750,000	655,469 (b)
Marks & Spencer PLC, Senior Notes	7.125%	12/1/37	1,120,000	1,208,381 (a)(b)
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	1,800,000	1,604,919 (b)
Prosus NV, Senior Notes	4.193%	1/19/32	500,000	455,131 (c)
Total Broadline Retail				3,923,900
Distributors — 0.7%
Ritchie Bros Holdings Inc., Senior Notes	7.750%	3/15/31	1,110,000	1,181,271 (a)(b)
Diversified Consumer Services — 1.9%
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	1,730,000 EUR	1,871,428 (a)
Carriage Services Inc., Senior Notes	4.250%	5/15/29	510,000	471,415 (a)(b)
Service Corp. International, Senior Notes	7.500%	4/1/27	770,000	807,901
Total Diversified Consumer Services				3,150,744
Hotels, Restaurants & Leisure — 11.1%
888 Acquisitions Ltd., Senior Secured Notes	7.558%	7/15/27	1,350,000 EUR	1,470,653 (a)
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	30,000	32,475 (a)(b)
Carnival PLC, Senior Notes	1.000%	10/28/29	2,760,000 EUR	2,582,802
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	710,000	704,970 (a)(b)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	1,160,000	1,161,230 (a)(b)
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	1,260,000	1,183,379 (b)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	530,000	485,459 (a)(b)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	490,000	490,039 (a)(b)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	190,000	203,365 (a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	1,830,000	1,852,637 (a)(b)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	1,900,000	1,904,938 (a)(b)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	1,170,000	1,179,767 (a)(b)
Saga PLC, Senior Notes	5.500%	7/15/26	310,000 GBP	386,071 (c)
Sands China Ltd., Senior Notes	2.850%	3/8/29	680,000	609,794
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	764,000	758,138 (a)(b)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	160,000	157,088 (a)(b)
Wheel Bidco Ltd., Senior Secured Notes	6.750%	7/15/26	300,000 GBP	337,846 (a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	850,000	812,632 (a)
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2024 Quarterly Report

 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	270,000	$248,593 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	5.125%	10/1/29	1,330,000	1,302,115 (a)(b)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	470,000	499,121 (a)(b)
Total Hotels, Restaurants & Leisure				18,363,112
Specialty Retail — 1.0%
FirstCash Inc., Senior Notes	4.625%	9/1/28	500,000	479,472 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	200,000	191,657 (a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	590,000	463,863 (a)(b)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	3/1/32	560,000	571,775 (b)
Total Specialty Retail				1,706,767

Total Consumer Discretionary				36,614,485
Consumer Staples — 0.9%
Beverages — 0.7%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, Senior Notes	5.250%	4/27/29	1,250,000	1,204,745 (a)
Food Products — 0.2%
FAGE International SA/FAGE USA Dairy Industry Inc., Senior Notes	5.625%	8/15/26	299,000	297,322 (a)

Total Consumer Staples				1,502,067
Energy — 23.6%
Energy Equipment & Services — 0.3%
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	500,000	518,851 (a)
Oil, Gas & Consumable Fuels — 23.3%
Apache Corp., Senior Notes	5.100%	9/1/40	1,400,000	1,239,251 (b)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	790,000	775,329 (b)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	300,000	255,400 (b)
Crescent Energy Finance LLC, Senior Notes	9.250%	2/15/28	400,000	424,393 (a)
Crescent Energy Finance LLC, Senior Notes	7.625%	4/1/32	470,000	485,049 (a)
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	730,000	690,208 (b)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	2,490,000	1,852,724 (d)
Ecopetrol SA, Senior Notes	5.875%	11/2/51	320,000	231,496
El Paso Natural Gas Co. LLC, Senior Notes	8.375%	6/15/32	70,000	82,650
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	680,000	663,889 (b)(e)(f)
EQM Midstream Partners LP, Senior Notes	4.500%	1/15/29	1,060,000	1,028,169 (a)(b)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	510,000	556,941 (a)(b)
EQM Midstream Partners LP, Senior Notes	4.750%	1/15/31	1,540,000	1,480,704 (a)(b)
EQT Corp., Senior Notes	3.900%	10/1/27	1,380,000	1,349,284 (b)
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	8.375%	11/1/33	470,000	515,125 (a)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	500,000	426,440 (a)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	1,390,000	1,613,072 (b)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,430,000	1,690,256 (a)(b)
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	450,000	454,070
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	310,000	324,173
Pan American Energy LLC, Senior Notes	8.500%	4/30/32	500,000	526,580 (a)
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	400,000	410,412 (a)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	2,910,000	2,918,617 (b)
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	650,000	$491,041 (a)
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	500,000	319,341 (a)
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	250,000	175,161
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	3,732,000	2,507,603 (b)
Puma International Financing SA, Senior Notes	7.750%	4/25/29	420,000	430,548 (a)
Range Resources Corp., Senior Notes	4.875%	5/15/25	770,000	766,370 (b)
Range Resources Corp., Senior Notes	8.250%	1/15/29	430,000	445,943 (b)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	330,000	320,086 (a)(b)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes	9.500%	10/15/26	960,000	984,343 (a)(b)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	1,220,000	1,234,297 (b)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,500,000	1,551,568 (b)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	660,000	733,672 (a)(b)
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	500,000	452,241
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	6,216,000	5,626,425 (d)
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	340,000	385,134
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	486,000	590,587
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,510,000	1,524,357 (d)
Total Oil, Gas & Consumable Fuels				38,532,949

Total Energy				39,051,800
Financials — 15.5%
Banks — 8.8%
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.625% to 1/24/32 then 10 year Treasury Constant Maturity Rate + 5.034%)	6.625%	1/24/32	1,340,000	1,237,758 (a)(b)(e)(f)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	570,000	542,138 (a)(f)
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	1,400,000	1,458,016 (a)(b)(e)(f)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	2,160,000	2,220,242 (a)(b)(e)(f)
HSBC Holdings PLC, Subordinated Notes (8.113% to 11/3/32 then SOFR + 4.250%)	8.113%	11/3/33	950,000	1,109,296 (b)(f)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	2,250,000	2,258,283 (a)(b)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 10/1/24 then 3 mo. Term SOFR + 3.592%)	6.100%	10/1/24	500,000	500,228 (e)(f)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	2,360,000	2,502,487 (d)(e)(f)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	2,600,000	2,735,178 (a)(b)(f)
Total Banks				14,563,626
Capital Markets — 1.0%
Credit Suisse AG AT1 Claim	—	—	4,900,000	147,000 *(g)(h)
StoneX Group Inc., Senior Secured Notes	7.875%	3/1/31	330,000	347,276 (a)
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2024 Quarterly Report

 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
UBS Group AG, Junior Subordinated Notes (6.875% to 8/7/25 then USD 5 year ICE Swap Rate + 4.590%)	6.875%	8/7/25	600,000	$601,289 (c)(e)(f)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	500,000	552,538 (a)(e)(f)
Total Capital Markets				1,648,103
Consumer Finance — 0.5%
Navient Corp., Senior Notes	5.875%	10/25/24	480,000	479,693 (b)
Navient Corp., Senior Notes	6.750%	6/15/26	410,000	417,680 (b)
Total Consumer Finance				897,373
Financial Services — 4.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.400%	10/29/33	4,000,000	3,488,720 (d)
Boost Newco Borrower LLC, Senior Secured Notes	7.500%	1/15/31	210,000	224,109 (a)
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, Senior Secured Notes	8.500%	1/15/31	100,000 GBP	142,308 (a)
GE Capital International Funding Co. Unlimited Co., Senior Notes	3.373%	11/15/25	1,000,000	984,497 (b)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	1,040,000	1,093,097 (a)(b)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	3.625%	3/1/29	800,000	743,350 (a)
VFH Parent LLC/Valor Co-Issuer Inc., Senior Secured Notes	7.500%	6/15/31	500,000	519,582 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	6.375%	2/1/30	530,000	435,112 (a)(b)
Total Financial Services				7,630,775
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Starwood Property Trust Inc., Senior Notes	7.250%	4/1/29	970,000	1,010,908 (a)(b)

Total Financials				25,750,785
Health Care — 4.4%
Health Care Equipment & Supplies — 0.4%
Medline Borrower LP, Senior Secured Notes	3.875%	4/1/29	700,000	661,761 (a)(b)
Health Care Providers & Services — 2.4%
Centene Corp., Senior Notes	2.625%	8/1/31	500,000	424,548
CHS/Community Health Systems Inc., Senior Secured Notes	4.750%	2/15/31	250,000	213,499 (a)(b)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	1,130,000	1,224,661 (a)(b)
Legacy LifePoint Health LLC, Senior Secured Notes	4.375%	2/15/27	580,000	566,400 (a)(b)
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	630,000	659,665 (a)
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	860,000	862,420 (b)
Total Health Care Providers & Services				3,951,193
Pharmaceuticals — 1.6%
Bausch Health Cos. Inc., Senior Secured Notes	4.875%	6/1/28	840,000	628,459 (a)(b)
Cidron Aida Finco Sarl, Senior Secured Notes	5.000%	4/1/28	672,000 EUR	707,712 (a)
Endo Finance Holdings Inc., Senior Secured Notes	8.500%	4/15/31	640,000	680,339 (a)
Par Pharmaceutical Inc., Escrow	—	—	310,000	0 *(a)(g)(h)(i)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	700,000	670,866 (b)
Total Pharmaceuticals				2,687,376

Total Health Care				7,300,330
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Industrials — 11.8%
Aerospace & Defense — 1.0%
Bombardier Inc., Senior Notes	7.500%	2/1/29	620,000	$653,578 (a)(b)
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	940,000	993,833 (a)(b)
Total Aerospace & Defense				1,647,411
Building Products — 0.7%
Masterbrand Inc., Senior Notes	7.000%	7/15/32	210,000	216,469 (a)
Standard Industries Inc., Senior Notes	5.000%	2/15/27	360,000	356,028 (a)(b)
Standard Industries Inc., Senior Notes	4.375%	7/15/30	640,000	599,021 (a)(b)
Total Building Products				1,171,518
Commercial Services & Supplies — 2.0%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	50,000	47,742
CoreCivic Inc., Senior Notes	8.250%	4/15/29	1,590,000	1,678,590 (b)
GEO Group Inc., Senior Notes	10.250%	4/15/31	600,000	634,465 (b)
GEO Group Inc., Senior Secured Notes	8.625%	4/15/29	440,000	456,836
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	440,000	460,164 (a)
Total Commercial Services & Supplies				3,277,797
Construction & Engineering — 0.2%
Arcosa Inc., Senior Notes	6.875%	8/15/32	260,000	271,195 (a)
Industrial Conglomerates — 0.2%
Alfa SAB de CV, Senior Notes	6.875%	3/25/44	400,000	430,347 (a)(b)
Machinery — 0.5%
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	810,000	792,756 (b)
Passenger Airlines — 6.1%
American Airlines Group Inc., Senior Notes	3.750%	3/1/25	1,280,000	1,265,730 (a)(b)
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	1,040,000	1,081,897 (a)(b)
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	840,000	836,203 (b)
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	690,000	706,811 (b)
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	5,050,000	5,084,721 (a)(b)(d)
JetBlue Airways Corp./JetBlue Loyalty LP, Senior Secured Notes	9.875%	9/20/31	120,000	118,680 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,368,693	855,690 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	230,000	143,793 (a)
Total Passenger Airlines				10,093,525
Trading Companies & Distributors — 1.1%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	1,130,000	1,047,839 (a)(b)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	750,000	752,930 (b)
Total Trading Companies & Distributors				1,800,769

Total Industrials				19,485,318
Information Technology — 2.9%
Communications Equipment — 0.7%
CommScope LLC, Senior Secured Notes	4.750%	9/1/29	380,000	306,850 (a)
Viasat Inc., Senior Notes	7.500%	5/30/31	660,000	505,642 (a)(b)
Viasat Inc., Senior Secured Notes	5.625%	4/15/27	400,000	379,995 (a)
Total Communications Equipment				1,192,487
Electronic Equipment, Instruments & Components — 0.2%
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	280,000	293,146 (a)
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2024 Quarterly Report

 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

IT Services — 0.5%
Amentum Escrow Corp., Senior Notes	7.250%	8/1/32	390,000	$408,107 (a)
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	6.750%	8/15/32	370,000	381,962 (a)
Total IT Services				790,069
Software — 0.3%
Cloud Software Group Inc., Senior Secured Notes	8.250%	6/30/32	590,000	618,118 (a)(b)
Technology Hardware, Storage & Peripherals — 1.2%
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	1,330,000	1,325,904 (b)
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	630,000	627,683 (b)
Total Technology Hardware, Storage & Peripherals				1,953,587

Total Information Technology				4,847,407
Materials — 6.2%
Chemicals — 1.5%
Braskem Netherlands Finance BV, Senior Notes	5.875%	1/31/50	750,000	577,349 (c)
Orbia Advance Corp. SAB de CV, Senior Notes	5.875%	9/17/44	1,000,000	922,468 (a)(b)
Sasol Financing USA LLC, Senior Notes	8.750%	5/3/29	930,000	971,922 (a)
Total Chemicals				2,471,739
Construction Materials — 0.5%
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	8.875%	11/15/31	730,000	784,395 (a)
Containers & Packaging — 1.3%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Notes	4.000%	9/1/29	770,000	665,565 (a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	840,000	506,210 (a)
Pactiv LLC, Senior Notes	8.375%	4/15/27	1,020,000	1,083,075 (b)
Total Containers & Packaging				2,254,850
Metals & Mining — 2.9%
Anglo American Capital PLC, Senior Notes	4.875%	5/14/25	359,000	357,696 (a)
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	1,140,000	1,267,165 (d)
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	630,000	671,110 (a)(b)
Freeport Indonesia PT, Senior Notes	5.315%	4/14/32	500,000	501,656 (a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,620,000	1,564,770 (d)
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	460,000	468,336
Total Metals & Mining				4,830,733

Total Materials				10,341,717
Real Estate — 1.2%
Health Care REITs — 0.1%
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	140,000	107,316
Hotel & Resort REITs — 0.5%
Service Properties Trust, Senior Notes	8.875%	6/15/32	900,000	848,471 (b)
Real Estate Management & Development — 0.1%
Add Hero Holdings Ltd., Senior Secured Notes (7.500% Cash or 8.500% PIK)	8.500%	9/30/29	100,223	7,016 (c)(j)
Add Hero Holdings Ltd., Senior Secured Notes (8.000% Cash or 9.000% PIK)	9.000%	9/30/30	77,280	1,835 (c)(j)
Add Hero Holdings Ltd., Senior Secured Notes (8.800% Cash or 9.800% PIK)	9.800%	9/30/31	100,848	1,765 (c)(j)
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Real Estate Management & Development — continued
China Aoyuan Group Ltd., Senior Notes, Step bond (0.000% to 9/30/31 then 1.000%)	0.000%	3/30/2173	152,810	$1,528 (c)
China Aoyuan Group Ltd., Senior Secured Notes (5.500% PIK)	5.500%	9/30/31	39,251	442 (c)(j)
Country Garden Holdings Co. Ltd., Senior Secured Notes	—	1/27/24	400,000	31,732 *(c)(k)
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	180,000	195,085 (a)
Total Real Estate Management & Development				239,403
Specialized REITs — 0.5%
Iron Mountain Inc., Senior Notes	7.000%	2/15/29	710,000	737,940 (a)(b)

Total Real Estate				1,933,130
Utilities — 2.9%
Electric Utilities — 1.2%
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	600,000	516,224 (a)
Eskom Holdings SOC Ltd., Senior Notes	4.314%	7/23/27	980,000	938,032 (c)
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	550,000	585,615 (a)(b)
Total Electric Utilities				2,039,871
Gas Utilities — 1.4%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	2,340,000	2,340,367 (b)
Independent Power and Renewable Electricity Producers — 0.3%
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	390,000	403,288 (a)

Total Utilities				4,783,526
Total Corporate Bonds & Notes (Cost — $158,700,657)				172,312,366
Sovereign Bonds — 26.5%
Angola — 0.7%
Angolan Government International Bond, Senior Notes	8.000%	11/26/29	1,200,000	1,103,878 (a)
Argentina — 0.7%
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	157,688	71,354 (a)
Provincia de Cordoba, Senior Notes	6.875%	2/1/29	1,370,000	1,085,725 (a)
Total Argentina				1,157,079
Bahamas — 0.5%
Bahamas Government International Bond, Senior Notes	6.000%	11/21/28	500,000	463,744 (a)
Bahamas Government International Bond, Senior Notes	9.000%	6/16/29	425,000	432,990 (a)
Total Bahamas				896,734
Brazil — 1.0%
Brazil Letras do Tesouro Nacional, Bills	0.000%	1/1/26	373,000 BRL	57,019
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/25	6,500,000 BRL	1,148,805
Brazilian Government International Bond, Senior Notes	5.625%	1/7/41	500,000	462,597
Total Brazil				1,668,421
Colombia — 1.5%
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	1,000,000	797,936 (b)
Colombia Government International Bond, Senior Notes	7.375%	9/18/37	1,042,000	1,053,247 (b)
Colombia Government International Bond, Senior Notes	4.125%	2/22/42	830,000	568,974
Total Colombia				2,420,157
Costa Rica — 0.3%
Costa Rica Government International Bond, Senior Notes	7.158%	3/12/45	500,000	535,221 (a)
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2024 Quarterly Report

 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Dominican Republic — 2.2%
Dominican Republic International Bond, Senior Notes	9.750%	6/5/26	37,500,000 DOP	$631,579 (c)
Dominican Republic International Bond, Senior Notes	4.500%	1/30/30	620,000	587,852 (a)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	1,910,000	1,800,533 (a)
Dominican Republic International Bond, Senior Notes	13.625%	2/3/33	31,500,000 DOP	632,737 (c)
Total Dominican Republic				3,652,701
Ecuador — 0.1%
Ecuador Government International Bond, Senior Notes, Step bond (5.000% to 7/31/26 then 5.500%)	5.000%	7/31/40	480,000	243,840 (a)
Egypt — 0.9%
Egypt Government International Bond, Senior Notes	7.625%	5/29/32	1,780,000	1,530,862 (c)
Indonesia — 1.6%
Indonesia Government International Bond, Senior Notes	6.625%	2/17/37	945,000	1,088,083 (c)
Indonesia Treasury Bond	6.875%	4/15/29	24,200,000,000 IDR	1,588,838
Indonesia Treasury Bond	8.375%	3/15/34	209,000,000 IDR	15,163
Total Indonesia				2,692,084
Ivory Coast — 0.8%
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	1,500,000	1,374,995 (a)
Jamaica — 0.4%
Jamaica Government International Bond, Senior Notes	8.000%	3/15/39	500,000	605,265
Jordan — 0.6%
Jordan Government International Bond, Senior Notes	5.850%	7/7/30	960,000	907,800 (a)
Kenya — 0.3%
Republic of Kenya Government International Bond, Senior Notes	8.000%	5/22/32	600,000	534,444 (a)
Mexico — 4.0%
Mexican Bonos, Bonds	7.750%	5/29/31	80,740,000 MXN	3,710,184
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	2,020,000	1,719,229
Mexico Government International Bond, Senior Notes	3.500%	2/12/34	1,500,000	1,265,503 (b)
Total Mexico				6,694,916
Nigeria — 1.2%
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	920,000	834,831 (a)
Nigeria Government International Bond, Senior Notes	7.696%	2/23/38	1,450,000	1,168,664 (c)
Total Nigeria				2,003,495
Oman — 1.0%
Oman Government International Bond, Senior Notes	5.625%	1/17/28	1,600,000	1,634,208 (a)
Panama — 0.9%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	1,890,000	1,423,466
Peru — 1.2%
Peruvian Government International Bond, Senior Notes	8.750%	11/21/33	1,604,000	2,005,389 (b)
Philippines — 0.5%
Philippine Government International Bond, Senior Notes	3.200%	7/6/46	1,000,000	745,768
Qatar — 0.9%
Qatar Government International Bond, Senior Notes	3.750%	4/16/30	1,500,000	1,475,063 (a)
Saudi Arabia — 1.5%
Saudi Government International Bond, Senior Notes	4.000%	4/17/25	1,500,000	1,492,787 (a)
Saudi Government International Bond, Senior Notes	3.250%	10/26/26	1,000,000	976,949 (a)
Total Saudi Arabia				2,469,736
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Senegal — 0.2%
Senegal Government International Bond, Senior Notes	6.250%	5/23/33	450,000	$391,712 (a)
South Africa — 0.3%
Republic of South Africa Government International Bond, Senior Notes	6.250%	3/8/41	500,000	458,797
Supranational — 0.5%
European Bank for Reconstruction & Development, Senior Notes	4.250%	2/7/28	13,000,000,000 IDR	791,297
Turkey — 1.4%
Turkiye Government International Bond, Senior Notes	5.125%	2/17/28	2,000,000	1,955,625
Turkiye Government International Bond, Senior Notes	4.875%	4/16/43	500,000	367,109
Total Turkey				2,322,734
Ukraine — 0.4%
Ukraine Government International Bond	0.000%	2/1/30	50,520	21,597
Ukraine Government International Bond	0.000%	2/1/34	188,784	58,995
Ukraine Government International Bond	1.750%	2/1/34	184,969	81,849
Ukraine Government International Bond	0.000%	2/1/35	159,535	64,612
Ukraine Government International Bond	1.750%	2/1/35	323,695	140,807
Ukraine Government International Bond	0.000%	2/1/36	132,946	53,312
Ukraine Government International Bond	1.750%	2/1/36	416,179	178,957
Total Ukraine				600,129
United Arab Emirates — 0.4%
Abu Dhabi Government International Bond, Senior Notes	3.125%	10/11/27	750,000	729,729 (a)
Uruguay — 0.5%
Uruguay Government International Bond, Senior Notes	9.750%	7/20/33	32,500,000 UYU	809,330

Total Sovereign Bonds (Cost — $41,202,604)				43,879,250
Senior Loans — 11.6%
Communication Services — 0.7%
Media — 0.7%
iHeartCommunications Inc., New Term Loan (1 mo. Term SOFR + 3.114%)	8.361%	5/1/26	720,000	602,615 (f)(l)(m)
Ziggo Financing Partnership, Term Loan I (1 mo. Term SOFR + 2.614%)	7.951%	4/30/28	500,000	493,855 (f)(l)(m)

Total Communication Services				1,096,470
Consumer Discretionary — 2.6%
Automobile Components — 0.8%
Autokiniton US Holdings Inc., 2024 Replacement Term Loan B (1 mo. Term SOFR + 4.114%)	9.361%	4/6/28	746,250	749,399 (f)(l)(m)
First Brands Group LLC, 2022 Incremental Term Loan (3 mo. Term SOFR + 5.262%)	10.514%	3/30/27	497,662	492,685 (f)(l)(m)
Total Automobile Components				1,242,084
Diversified Consumer Services — 0.1%
WW International Inc., Initial Term Loan (1 mo. Term SOFR + 3.614%)	8.861%	4/13/28	324,000	92,476 (f)(l)(m)
Hotels, Restaurants & Leisure — 1.7%
Caesars Entertainment Inc., Incremental Term Loan B1 (1 mo. Term SOFR + 2.750%)	7.997%	2/6/31	1,396,500	1,399,600 (f)(l)(m)
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2024 Quarterly Report

 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
Fertitta Entertainment LLC, Initial Term Loan B (1 mo. Term SOFR + 3.750%)	9.087%	1/27/29	994,911	$994,653 (f)(l)(m)
Light and Wonder International Inc., Term Loan B2 (1 mo. Term SOFR + 2.250%)	7.592%	4/14/29	498,750	499,967 (f)(l)(m)
Total Hotels, Restaurants & Leisure				2,894,220

Total Consumer Discretionary				4,228,780
Consumer Staples — 0.8%
Beverages — 0.5%
Triton Water Holdings Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 3.512%)	8.846%	3/31/28	795,898	796,801 (f)(l)(m)
Consumer Staples Distribution & Retail — 0.3%
Froneri U.S. Inc., Term Loan Facility B2	7.597%	1/29/27	497,409	498,797 (f)(l)(m)

Total Consumer Staples				1,295,598
Energy — 0.3%
Oil, Gas & Consumable Fuels — 0.3%
Buckeye Partners LP, Term Loan B2 (1 mo. Term SOFR + 2.000%)	7.247%	11/22/30	498,750	499,555 (f)(l)(m)

Financials — 1.7%
Banks — 0.2%
Mercury Borrower Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 3.614%)	8.861%	8/2/28	397,907	399,564 (f)(l)(m)
Consumer Finance — 0.1%
Blackhawk Network Holdings Inc., Term Loan B (1 mo. Term SOFR + 5.000%)	10.247%	3/12/29	240,000	242,063 (f)(l)(m)
Financial Services — 0.9%
Boost Newco Borrower LLC, Term Loan B1 (2 mo. Term SOFR + 2.500%)	7.748%	1/31/31	1,050,000	1,054,215 (f)(l)(m)
Nexus Buyer LLC, Refinancing Term Loan (1 mo. Term SOFR + 4.000%)	9.247%	7/31/31	399,000	396,299 (f)(l)(m)
Total Financial Services				1,450,514
Insurance — 0.5%
Asurion LLC, New Term Loan B10 (1 mo. Term SOFR + 4.100%)	9.347%	8/19/28	746,202	740,405 (f)(l)(m)

Total Financials				2,832,546
Health Care — 0.9%
Health Care Equipment & Supplies — 0.9%
Medline Borrower LP, Term Loan B (1 mo. Term SOFR + 2.750%)	7.997%	10/23/28	1,496,250	1,501,659 (f)(l)(m)

Industrials — 2.4%
Aerospace & Defense — 0.3%
Transdigm Inc., Term Loan J (3 mo. Term SOFR + 2.500%)	7.843%	2/28/31	498,750	499,875 (f)(l)(m)
Building Products — 0.1%
ACProducts Holdings Inc., Initial Term Loan (3 mo. Term SOFR + 4.512%)	9.846%	5/17/28	198,974	151,035 (f)(l)(m)
Commercial Services & Supplies — 0.2%
Garda World Security Corp., Tenth Additional Term Loan (1 mo. Term SOFR + 3.500%)	8.832%	2/1/29	397,970	399,014 (f)(l)(m)
Construction & Engineering — 0.3%
Tutor Perini Corp., Term Loan (1 mo. Term SOFR + 4.750%)	10.111%	8/18/27	496,152	496,152 (f)(h)(l)(m)
Machinery — 0.6%
TK Elevator Midco GmbH, USD Term Loan Facility B2 (6 mo. Term SOFR + 3.500%)	8.588%	4/30/30	995,006	999,618 (f)(l)(m)
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Passenger Airlines — 0.9%
United Airlines Inc., Term Loan B (3 mo. Term SOFR + 2.750%)	8.033%	2/22/31	1,446,375	$1,453,151 (f)(l)(m)

Total Industrials				3,998,845
Information Technology — 1.4%
Electronic Equipment, Instruments & Components — 0.4%
Coherent Corp., Term Loan B1 (1 mo. Term SOFR + 2.500%)	7.747%	7/2/29	585,731	588,660 (f)(l)(m)
IT Services — 0.1%
Redstone Holdco 2 LP, First Lien Initial Term Loan (3 mo. Term SOFR + 5.012%)	10.264%	4/27/28	290,000	230,550 (f)(l)(m)
Semiconductors & Semiconductor Equipment — 0.3%
MKS Instruments Inc., 2024 Dollar Term Loan B (1 mo. Term SOFR + 2.250%)	7.559%	8/17/29	510,360	512,465 (f)(l)(m)
Software — 0.6%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 4.000%)	9.247%	10/16/26	696,364	684,233 (f)(l)(m)
Modena Buyer LLC, Initial Term Loan (3 mo. Term SOFR + 4.500%)	9.832%	7/1/31	330,000	317,556 (f)(l)(m)
Total Software				1,001,789

Total Information Technology				2,333,464
Utilities — 0.2%
Electric Utilities — 0.2%
Vistra Operations Co. LLC, 2018 Incremental Term Loan (1 mo. Term SOFR + 2.000%)	7.247%	12/20/30	398,000	399,554 (f)(l)(m)

Sovereign Bonds — 0.6%
Tanzania — 0.6%
Government of the United Republic of Tanzania, Term Loan A2 (3 mo. Term SOFR + 5.450%)	10.764%	4/29/31	1,000,000	987,500 (f)(g)(h)(l)(m)

Total Senior Loans (Cost — $19,418,038)				19,173,971
Collateralized Mortgage Obligations(n) — 4.4%
BANK, 2022-BNK43 D	3.000%	8/15/55	510,000	366,771 (a)
BX Commercial Mortgage Trust, 2024-KING E (1 mo. Term SOFR + 3.688%)	9.025%	5/15/34	410,000	409,178 (a)(f)
Citigroup Commercial Mortgage Trust, 2015-GC29 D	3.110%	4/10/48	320,000	290,071 (a)
Citigroup Commercial Mortgage Trust, 2015-P1 D	3.225%	9/15/48	540,000	484,423 (a)
Citigroup Commercial Mortgage Trust, 2015-P1 E	4.514%	9/15/48	450,000	354,124 (a)(f)
CSAIL Commercial Mortgage Trust, 2015-C3 C	4.493%	8/15/48	519,000	428,561 (f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA1 B2 (30 Day Average SOFR + 5.364%)	10.713%	1/25/50	750,000	829,874 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA3 B2 (30 Day Average SOFR + 6.250%)	11.599%	10/25/33	570,000	676,575 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA7 B2 (30 Day Average SOFR + 7.800%)	13.149%	11/25/41	550,000	595,927 (a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2024-R01 1B2 (30 Day Average SOFR + 4.000%)	9.349%	1/25/44	800,000	827,166 (a)(f)
GS Mortgage Securities Corp. Trust, 2024-70P E	9.263%	3/10/41	430,000	442,195 (a)(f)
Hawaii Hotel Trust, 2019-MAUI F (1 mo. Term SOFR + 3.047%)	8.384%	5/15/38	500,000	494,877 (a)(f)
Morgan Stanley Capital Trust, 2015-UBS8 C	4.710%	12/15/48	510,000	453,551 (f)
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2024 Quarterly Report

 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(n) — continued
Morgan Stanley Capital Trust, 2016-BNK2 B	3.485%	11/15/49	530,000	$436,495
UBS Commercial Mortgage Trust, 2018-C15 C	5.311%	12/15/51	345,000	316,551 (f)

Total Collateralized Mortgage Obligations (Cost — $7,085,959)				7,406,339
U.S. Government & Agency Obligations — 1.5%
U.S. Government Obligations — 1.5%
U.S. Treasury Notes (Cost — $2,471,436)	4.125%	1/31/25	2,480,000	2,472,062
Convertible Bonds & Notes — 1.1%
Communication Services — 1.1%
Media — 1.1%
DISH Network Corp., Senior Notes	3.375%	8/15/26	2,900,000	1,827,257

Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd., Senior Notes	0.000%	9/30/28	13,656	335 (c)

Total Convertible Bonds & Notes (Cost — $2,108,695)				1,827,592
Asset-Backed Securities — 0.3%
Ballyrock CLO Ltd., 2020-14A DR (3 mo. Term SOFR + 5.850%) (Cost — $500,000)	11.149%	7/20/37	500,000	486,116 (a)(f)
			Shares
Common Stocks — 0.0%††
Health Care — 0.0%††
Pharmaceuticals — 0.0%††
Endo Inc.			1,858	50,166 *

Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd.			38,203	715 *(g)

Total Common Stocks (Cost — $46,908)				50,881
		Expiration Date	Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
flyExclusive Inc. (Cost — $12,086)		5/28/28	12,623	2,756 *
Total Investments before Short-Term Investments (Cost — $231,546,383)				247,611,333
	Rate	Maturity Date	Face Amount†
Short-Term Investments — 2.6%
U.S. Treasury Bills — 2.4%
U.S. Treasury Bills	0.000%	9/3/24	3,750,000	3,750,000 (o)
U.S. Treasury Bills	4.874%	10/1/24	130,000	129,477 (o)

Total U.S. Treasury Bills (Cost — $3,878,353)				3,879,477
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Global High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Money Market Funds — 0.2%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $352,627)	5.235%	352,627	$352,627 (p)(q)

Total Short-Term Investments (Cost — $4,230,980)			4,232,104
Total Investments — 152.0% (Cost — $235,777,363)			251,843,437
Liabilities in Excess of Other Assets — (52.0)%			(86,121,499)
Total Net Assets — 100.0%			$165,721,938

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Directors.

(d)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(e)	Security has no maturity date. The date shown represents the next call date.
(f)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(h)	Security is valued using significant unobservable inputs (Note 1).
(i)	Value is less than $1.
(j)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(k)	The maturity principal is currently in default as of August 31, 2024.
(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(m)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(n)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(o)	Rate shown represents yield-to-maturity.
(p)	Rate shown is one-day yield as of the end of the reporting period.
(q)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2024, the total market value of investments in Affiliated Companies was $352,627 and the cost was $352,627 (Note 2).

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2024 Quarterly Report

 Western Asset Global High Income Fund Inc.
Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
DOP	—	Dominican Peso
EUR	—	Euro
GBP	—	British Pound
ICE	—	Intercontinental Exchange
IDR	—	Indonesian Rupiah
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
PIK	—	Payment-In-Kind
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
UYU	—	Uruguayan Peso
At August 31, 2024, the Fund had the following open reverse repurchase agreements:
Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Deutsche Bank AG	5.500%	8/23/2024	11/14/2024	$5,231,425	Corporate Bonds & Notes	$5,653,620
Deutsche Bank AG	5.670%	8/14/2024	11/14/2024	2,104,684	Corporate Bonds & Notes	2,536,052
Deutsche Bank AG	5.720%	6/18/2024	9/18/2024	4,371,947	Corporate Bonds & Notes	4,822,903
Goldman Sachs Group Inc.	5.500%	8/23/2024	9/24/2024	4,449,604	Corporate Bonds & Notes	4,682,653
Goldman Sachs Group Inc.	5.850%	10/20/2023	TBD ***	1,132,651	Corporate Bonds & Notes	1,591,466
Goldman Sachs Group Inc.	6.000%	12/14/2023	TBD ***	793,087	Corporate Bonds & Notes	1,137,726
				$18,083,398		$20,424,420

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.
**	Including accrued interest.
***
TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements. The rates for these agreements are variable. The rate disclosed is the rate as of August 31, 2024.

At August 31, 2024, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	91,024	USD	99,478	Bank of America N.A.	10/18/24	$1,368
USD	4,845,354	EUR	4,454,228	Bank of America N.A.	10/18/24	(89,504)
GBP	472,305	USD	603,052	Citibank N.A.	10/18/24	17,460
USD	1,390,800	GBP	1,083,299	Goldman Sachs Group Inc.	10/18/24	(32,432)
MXN	34,536,151	USD	1,826,942	JPMorgan Chase & Co.	10/18/24	(86,411)
USD	1,890,621	MXN	34,536,151	JPMorgan Chase & Co.	10/18/24	150,089
Net unrealized depreciation on open forward foreign currency contracts						$(39,430)

Abbreviation(s) used in this table:
EUR	—	Euro
GBP	—	British Pound
MXN	—	Mexican Peso
USD	—	United States Dollar
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Global High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is high current income. The Fund’s secondary investment objective is total return.
Under normal market conditions, the Fund invests in a global portfolio of securities consisting of below investment grade fixed income securities, emerging market fixed income securities and investment grade fixed income securities.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.
Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other

Western Asset Global High Income Fund Inc. 2024 Quarterly Report

relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$25,603,785	$147,000	$25,750,785
Health Care	—	7,300,330	0 *	7,300,330
Other Corporate Bonds & Notes	—	139,261,251	—	139,261,251
Sovereign Bonds	—	43,879,250	—	43,879,250
Senior Loans:
Industrials	—	3,502,693	496,152	3,998,845
Sovereign Bonds	—	—	987,500	987,500
Other Senior Loans	—	14,187,626	—	14,187,626
Collateralized Mortgage Obligations	—	7,406,339	—	7,406,339
U.S. Government & Agency Obligations	—	2,472,062	—	2,472,062
Convertible Bonds & Notes	—	1,827,592	—	1,827,592
Asset-Backed Securities	—	486,116	—	486,116
Common Stocks:
Health Care	$50,166	—	—	50,166
Real Estate	—	715	—	715
Warrants	—	2,756	—	2,756
Total Long-Term Investments	50,166	245,930,515	1,630,652	247,611,333
Short-Term Investments†:
U.S. Treasury Bills	—	3,879,477	—	3,879,477
Money Market Funds	352,627	—	—	352,627
Total Short-Term Investments	352,627	3,879,477	—	4,232,104
Total Investments	$402,793	$249,809,992	$1,630,652	$251,843,437
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$168,917	—	$168,917
Total	$402,793	$249,978,909	$1,630,652	$252,012,354

Western Asset Global High Income Fund Inc. 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$208,347	—	$208,347

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended August 31, 2024. The following transactions were effected in such company for the period ended August 31, 2024.

	Affiliate Value at May 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$30,670	$15,495,570	15,495,570	$15,173,613	15,173,613

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$15,898	—	$352,627

Western Asset Global High Income Fund Inc. 2024 Quarterly Report